Associates and joint ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	£ (3)	£ (5)	£ (2)
Share of after-tax losses of joint ventures
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	0	(3)	(3)
Share of after-tax (losses)/profits of associates
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	£ (3)	£ (2)	£ 1